John Hancock GA Mortgage Trust
Portfolio of investments 9-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 92.9%				$1,249,964,762
(Cost $1,113,209,003)
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,665,717
1419 Potrero LLC	3.660	09-01-30	5,800,000	5,854,949
1635 Divisadero Medical Building LLC	3.950	06-01-30	6,215,363	6,662,167
1635 Divisadero Medical Building LLC	6.000	06-01-30	12,035,395	15,004,888
192 Investors LLC	3.750	08-01-29	17,000,000	19,353,174
5021 St. LLC	4.390	09-01-40	33,822,796	42,446,967
Accord/Pac Members LLC	3.500	09-01-40	9,000,000	9,203,868
Bandicoot LLC	2.950	06-01-30	15,000,000	15,840,090
Beverly West Square Associates LP	5.560	12-01-30	9,163,444	11,273,813
BW Logan LLC	6.370	04-01-28	3,667,211	4,431,245
Capri Apartments LLC	3.360	04-01-30	6,500,000	7,141,537
Columbia Cochran Commons LLC	5.790	03-01-24	4,145,644	4,726,697
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	13,812,825
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,764,964	13,065,192
Delphi Investors LLC	3.900	12-01-24	33,831,833	37,011,078
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	75,717,720
Edgewater Partnership LP	6.500	04-01-25	2,489,426	1,497,733
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,400,000	2,394,797
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	9,740,956
Gadberry Courts LP	3.330	05-01-32	7,053,769	7,400,166
GALTG Partners LP	6.850	07-01-25	18,141,616	22,468,899
Gateway MHP, Ltd.	3.950	07-01-29	9,792,069	11,187,733
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,898,637	11,825,479
Kimberly Partners of Albany LP	2.920	12-01-30	5,100,000	5,065,690
KIR Torrance LP	3.375	10-01-22	22,773,209	24,010,682
LB PCH Associates LLC	4.140	10-01-25	29,517,355	33,219,952
LB PCH Associates LLC	4.680	10-01-25	4,330,683	4,831,094
Manoa Shopping Center Associates LP	7.060	03-01-30	7,101,596	9,216,032
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	10,500,000	10,544,962
National City Plaza	4.110	03-01-35	8,600,000	9,462,597
Olympic Mills Commerce Center LLC	4.060	03-01-36	12,177,767	14,469,258
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	124,578,235
Pademelon LLC	3.000	06-01-30	6,000,000	6,277,002
Parc Center Drive Joint Venture	5.480	02-01-32	2,700,639	3,301,953
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,490,470
PIRET NC Property LP	3.400	07-01-25	29,006,662	31,354,345
Platypus LLC	2.950	06-01-30	4,000,000	4,231,176
Plaza Inv. LP	3.910	05-01-26	29,349,906	33,043,944
POP 3 Ravinia LLC	4.460	01-01-42	115,500,000	142,448,345
Regent Garden Associates LLC	3.250	03-10-35	123,967,089	135,203,218
Rose Gardens Senior LP	3.330	05-01-32	8,842,049	9,276,264
Silverado Ranch Centre LLC	7.500	06-01-30	6,871,702	8,889,364
Spring Park Apartments	3.440	10-01-31	17,100,000	18,542,094
St. Indian Ridge LLC	6.590	08-01-29	5,965,099	7,396,526
Stony Island Plaza	3.620	10-01-34	5,700,000	6,166,026
Styertowne Shopping Center LLC	6.060	03-01-24	14,702,270	16,790,478
Sunnyside Marketplace LLC Deed of Trust Note	3.420	04-01-30	7,439,811	8,008,592
The Fairways at Derby Apartments, Ltd.	2.560	02-01-37	6,700,000	6,719,553
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

The Links at Rainbow Curve LP	4.300	10-01-22	16,633,726	$17,707,683
THF Greengate Development LP	6.320	10-01-25	29,352,370	35,837,189
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	12,648,367	16,322,819
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	13,867,350
Valley Square I LP	5.490	02-01-26	16,690,577	17,152,272
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	16,212,480
Voyager RV Resort MHC	4.100	06-01-29	41,086,706	47,018,722
WG Opelousas LA LLC	7.290	05-01-28	1,459,210	1,885,340
White Oak Subsidiary LLC	4.900	07-01-24	8,367,365	9,543,808
White Oak Subsidiary LLC	8.110	07-01-24	13,536,614	16,949,208
Windsor Place Apartments	3.530	02-01-32	9,200,000	10,003,703
Woodlane Place Townhomes LLC	2.900	05-05-35	9,929,921	10,309,234
Woods I LLC	3.100	07-01-30	7,474,665	7,889,412

U.S. Government and Agency obligations 4.0%				$54,289,215
(Cost $54,057,930)
U.S. Government 4.0%				54,289,215
U.S. Treasury
Note	0.625	08-15-30	48,700,000	48,418,449
Note	1.500	02-15-30	2,400,000	2,588,625
Note	1.625	08-15-29	1,800,000	1,960,313
Note	1.750	11-15-29	1,200,000	1,321,828

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 4.7%				$63,011,991
(Cost $63,012,225)
U.S. Government 1.8%				24,698,758
U.S. Treasury Bill	0.062	10-27-20	17,200,000	17,199,006
U.S. Treasury Bill	0.080	10-20-20	5,100,000	5,099,775
U.S. Treasury Bill	0.088	10-06-20	2,400,000	2,399,977

	Yield (%)	Shares	Value
Short-term funds 2.9%			38,313,233
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0266(B)	38,313,233	38,313,233

Total investments (Cost $1,230,279,158) 101.6%	$1,367,265,968
Other assets and liabilities, net (1.6%)	(21,947,944)
Total net assets 100.0%	$1,345,318,024

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 9-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-20 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-20 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2020 by major security category or type:
	Total value at 9-30-20	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,249,964,762	—	—	$1,249,964,762
U.S. Government and Agency obligations	54,289,215	—	$54,289,215	—
Short-term investments	63,011,991	$38,313,233	24,698,758	—
Total investments in securities	$1,367,265,968	$38,313,233	$78,987,973	$1,249,964,762
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-19	$1,117,091,612
Purchases	114,618,832
Sales	(54,995,371)
Realized gain (loss)	11,175,120
Net amortization of premium/discount	(2,198,215)
Change in unrealized appreciation (depreciation)	64,272,784
Balance as of 9-30-20	$1,249,964,762
Change in unrealized appreciation (depreciation) at period end*	$68,586,211
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-20	Valuation technique	Significant unobservable inputs	Input/range	Input weighted average*
Commercial mortgage loans	$1,249,964,762	Discounted cash flow	Discount	0.55% - 11.59%	2.03%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2020 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the Fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-20 (unaudited)

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.